Label	Element	Value
Class A, Class C, Institutional Class, Class E and Class R6 | Neuberger Berman Absolute Return Multi-Manager Fund
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Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Absolute Return Multi-Manager Fund
Class A, Class C, Institutional Class, Class E and Class R6 (the “Fund”)

Supplement to the Summary Prospectuses and Prospectuses of the Fund, each dated February 28, 2023

This supplement describes important changes affecting the Fund.
Effective immediately, the Summary Prospectus and Prospectus, as applicable, of the Fund are revised as follows:
(1) Changes to Principal Investment Strategies: The following changes are hereby made to the section entitled “Principal Investment Strategies”:
(2) Changes to Principal Investment Risks: The following risks are hereby added to the “Principal Investment Risks” section of the Fund’s Summary Prospectuses:
The date of this supplement is May 16, 2023.
Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services: 800.877.9700 Institutional Services: 800.366.6264 Web site: www.nb.com

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a.	The third paragraph is hereby deleted in its entirety and replaced with the following:

The investment strategies that the subadvisers will utilize involve the following types of investments: (i) equity securities of companies of any market capitalization throughout the world (including emerging markets), which may include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts, real estate investment trusts (“REITs”) and other real estate companies (i.e., direct investments in companies) and exchange traded funds (“ETFs”); (ii) debt securities of governments and companies throughout the world (including emerging markets), which may include debt securities of governments as well as their agencies and/or instrumentalities, below investment grade debt securities (commonly known as “junk bonds”), mortgage-backed securities and other asset-backed securities, hybrid securities (including convertible bonds), catastrophe bonds (commonly known as “CAT bonds”) and loans (including bridge loans, loan participations and collateralized loan obligations (“CLOs”)); and (iii) foreign currencies.
b.	The fifth and sixth sentences of the subsection entitled “Equity Long/Short” are hereby deleted in their entirety and replaced with the following:

The Manager and a subadviser may focus on certain sectors of the market.  One subadviser’s strategy invests globally with a focus on equity securities of European companies.
c.	The third sentence of the subsection entitled “Managed Futures” is hereby deleted in its entirety.

Class A, Class C, Institutional Class, Class E and Class R6 | Neuberger Berman Absolute Return Multi-Manager Fund | Catastrophe Bond Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	A Catastrophe Bond (“CAT Bond”) is a form of insurance-linked security that is sold in the capital markets. The obligation of the issuer to repay principal is contingent on the occurrence or non-occurrence of whatever catastrophic event or events are specified. In the event that the specific natural catastrophe mentioned in the CAT Bond occurs, the bond is “triggered” and all or a portion of the original principal can be used to pay the approved claims from the trigger event. If the “trigger” event occurs, the Fund may lose a portion or all of its investment in such security. An investment in CAT Bonds is subject to special risks, including, but not limited to: the inability of the issuers to pay the required interest and/or principal on their issued securities; the risk that the issuers’ own investments, which may be subject to credit default risk or interest rate risk, cause them to not have sufficient funds available to pay the required interest and/or principal on their issued securities; U.S. or foreign regulations that may lead to unanticipated expenses; subordination to other obligations of the issuer; the nonrecourse nature of the securities; or depressed prices of the securities due to low ratings by ratings agencies. Because a CAT Bond may result in significant losses in the event that the “trigger” event occurs, it carries a high degree of risk of loss and is considered a “high yield” or a “junk bond.”
Class A, Class C, Institutional Class, Class E and Class R6 | Neuberger Berman Absolute Return Multi-Manager Fund | Commodity Regulatory Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	The Fund is deemed a “commodity pool” and the Fund’s investment manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The Fund’s investment manager is therefore subject to dual regulation by the Securities and Exchange Commission and the Commodity Futures Trading Commission. Compliance with regulations governing commodity pools may increase the Fund’s regulatory compliance costs. The regulatory requirements could change at any time and additional regulations could also be adopted, which may adversely impact the Fund, and may compel the Fund to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Fund.